Related parties (Schedule of Controlling Interests) (Details) - shares	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares issued	55,327,520	246,110	57,621,998
Percentage of voting equity interests acquired	100.00%
James F. Park [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	8,817,251
Percentage of voting equity interests acquired	15.94%
Compass Group LLC [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	3,312,589
Percentage of voting equity interests acquired	5.99%
Gerald O'Shaughnessy [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	3,673,392
Percentage of voting equity interests acquired	6.64%
Renaissance Technologies LLC
Disclosure of classes of share capital [line items]
Number of shares issued	3,091,863
Percentage of voting equity interests acquired	5.59%
Socoservin Overseas SPF S..r.l.
Disclosure of classes of share capital [line items]
Number of shares issued	2,889,315
Percentage of voting equity interests acquired	5.22%
Cobas Asset Management, SGIIC, SA
Disclosure of classes of share capital [line items]
Number of shares issued	2,808,406
Percentage of voting equity interests acquired	5.08%
Other shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	30,734,704
Percentage of voting equity interests acquired	55.54%